Accounting Policies, by Policy (Policies)	12 Months Ended
Sep. 30, 2020
Accounting Policies [Abstract]
Basis of presentation
a)	Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of EZGO, its subsidiaries, its VIE and its VIE’s subsidiaries for which EZGO is the primary beneficiary. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(b)	Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period and accompanying notes, including allowance for doubtful accounts, the useful lives of property and equipment, impairment of short-term investments and long-lived assets, valuation allowance for deferred tax assets and uncertain tax opinions. Actual results could differ from those estimates.

Discontinued operation
(c)	Discontinued operation

A discontinued operation may include a component of an entity or a group of components of an entity, or a business or nonprofit activity. A disposal of a component of an entity or a group of components of an entity is required to be reported in discontinued operation if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when any of the following occurs: (1) the component of an entity or group of components of an entity meets the criteria to be classified as held for sale; (2) the component of an entity or group of components of an entity is disposed of by sale; (3) the component of an entity or group of components of an entity is disposed of other than by sale (for example, by abandonment or in a distribution to owners in a spinoff).

For any component classified as held for sale or disposed of by sale or other than by sale that qualify for presentation as a discontinued operation in the period, the Company has reported the assets and liabilities of the discontinued operation as current asset of discontinued operation, and current liabilities of discontinued operation in the Consolidated Balance Sheets as of September 30, 2019 and 2020. The results of operations of discontinued operation for the years ended September 30, 2018, 2019 and 2020 have been reflected separately in the Consolidated Statements of Income as a single line item for all periods presented in accordance with U.S. GAAP. Cash flows from discontinued operation of the three categories for the years ended September 30, 2018, 2019, and 2020 were separately presented in the Consolidated Statements of Cash Flows for all periods presented in accordance with U.S. GAAP.

Fair Value Measurement
(d)	Fair Value Measurement

The Company applies Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures which defines fair value, establishes a framework for measuring fair value and expands financial statement disclosure requirements for fair value measurements.

ASC Topic 820 defines fair value as the price that would be received from the sale of an asset or paid to transfer a liability (an exit price) on the measurement date in an orderly transaction between market participants in the principal or most advantageous market for the asset or liability.

ASC Topic 820 specifies a hierarchy of valuation techniques, which is based on whether the inputs into the valuation technique are observable or unobservable. The hierarchy is as follows:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for identical or similar assets and liabilities in active markets or in inactive markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

The carrying amounts of the Company’s financial instruments approximate their fair values because of their short-term nature. The Company's financial instruments include cash, short-term investments, accounts receivable, notes receivable, amount due from related parties, amount due to related parties, short-term borrowings, and accounts payable and advances from customers.

Cash and cash equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and short-term, highly liquid investments that are readily convertible to known amounts of cash, and have insignificant risk of changes in value related to changes in interest rates and have original maturities of three months or less when purchased.

Restricted Cash
(f)	Restricted Cash

Restricted cash represents bank deposits with designated use, which cannot be withdrawn without certain approval or notice.

As of September 30, 2019 and 2020, the Company had restricted bank deposits of $nil and $17,932, respectively. The balance as of September 30, 2020 represented the restricted bank deposits in the bank account, which cannot be withdrawn or used without the bank’s approval.

Short-term investments
(g)	Short-term investments

Short-term investments include wealth management product and convertible debt instrument, which are classified as available-for-sale debt investments in accordance with ASC topic 320 (“ASC 320”), Investments—Debt Securities. Short-term investments are measured at fair value and interest income is recognized in earnings. The unrealized gains or losses from the changes in fair values are reported net of tax in accumulated other comprehensive income until realized.

The Company reviews available-for-sale debt investments for other-than-temporary impairment (“OTTI”) based on the specific identification method. The Company considers available quantitative and qualitative evidence in evaluating potential impairment of its investments. If the cost of an investment exceeds the investment’s fair value, the Company considers, among other factors, general market conditions, expected future performance of the investees, the duration and the extent to which the fair value of the investment is less than the cost, and the Company’s intent and ability to hold the investment. OTTI, if any, is recognized as loss in the Consolidated Statements of Income. For the years ended September 30, 2018, 2019 and 2020, the Company did not record any OTTI.

Accounts receivable, net
(h)	Accounts receivable, net

Accounts receivable, net are stated at the original amount less an allowance for doubtful receivables, if any, based on a review of all outstanding amounts at period end. An allowance is also made when there is objective evidence that the Company will not be able to collect all amounts due according to the original terms of the receivables. The Company analyzes the aging of the customer accounts, coverage of credit insurance, customer concentrations, customer credit-worthiness, historical and current economic trends and changes in its customer payment patterns when evaluating the adequacy of the allowance for doubtful accounts. For the years ended September 30, 2018, 2019 and 2020, the Company recorded allowances for doubtful accounts of $nil, $nil and $20,790, respectively, against its accounts receivable.

Inventories
(i)	Inventories

Inventories, primarily consisting of the raw materials purchased by the Company for battery packs assembling and e-bicycles production, and finished goods including battery packs and e-bicycles, are stated at the lower of cost or net realizable value. Cost of inventory is determined using weighted-average method. Where there is evidence that the utility of inventories, in their disposal in the ordinary course of business, will be less than cost, whether due to physical deterioration, obsolescence, changes in price levels, or other causes, the inventories are written down to net realizable value. There were no write-downs recognized for the inventories for the years ended September 30, 2018, 2019 and 2020.

Advances to suppliers, net
(j)	Advances to suppliers, net

Advances to suppliers refer to advances for purchase of materials or other service agreements, which are applied against accounts payable when the materials or services are received. The Company reviews a supplier’s credit history and background information before advancing a payment. If the financial condition of its suppliers were to deteriorate, resulting in an impairment of their ability to deliver goods or provide services, the Company would provide allowance for such amount in the period when it is considered impaired. For the years ended September 30, 2018, 2019 and 2020, the Company provided allowance for doubtful accounts of $nil, $83,370 and $nil, respectively, against advance to suppliers.

Property and equipment, net
(k)	Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. The cost of repairs and maintenance is expensed as incurred; major replacements and improvements are capitalized. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income/loss in the year of disposition. Estimated useful lives are as follows:

Estimated Useful Life
Equipment for rental business	2.5-5 Years
Production line for e-bicycles	5-10 Years
Furniture, fixtures and office equipment	3-5 Years
Vehicles	4-10 Years

Impairment of Long-lived Assets
(l)	Impairment of Long-lived Assets

In accordance with ASC Topic 360, the Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets may not be fully recoverable. The Company recognizes an impairment loss when the sum of expected undiscounted future cash flows is less than the carrying amount of the asset. The amount of impairment is measured as the difference between the asset’s estimated fair value and its carrying amount. The Company did not record any impairment charge for the years ended September 30, 2018, 2019 and 2020.

Value Added Tax
(m)	Value Added Tax

EZGO’s China subsidiaries, VIE and VIE’s subsidiaries are subject to value-added tax (“VAT”) for providing services and sales of products.

Revenue from providing services and sales of products is generally subject to VAT at applicable tax rates, and subsequently paid to PRC tax authorities after netting input VAT on purchases. The excess of output VAT over input VAT is reflected in accrued expenses and other payables. The Company reports revenue net of PRC’s VAT for all the periods presented in the Consolidated Statements of Income.

Revenue Recognition
(n)	Revenue Recognition

The Company adopted ASU 2014-09, Revenue from Contracts with Customers (ASC Topic 606), starting October 1, 2017 using the modified retrospective method for the revenue from sales of self-manufactured battery cell, battery pack and e-bicycles and battery cell trading. The Company applied ASC Topic 840, Leases, for the revenue from rentals of lithium batteries and e-bicycles.

The core principle of ASC Topic 606 is that a company should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle:

Step 1: Identify the contract with the customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when the company satisfies a performance obligation

Revenue recognition policies are discussed as follows:

Revenue from sales of self-manufactured battery cell, battery pack and e-bicycles

The Company sells products to different customers, primarily including sale of self-manufactured battery cells (see Note 12 Discontinued Operation), self-assembled battery packs and sale of e-bicycles. The Company presents the revenue generated from its sales of products on a gross basis as the Company is a principal. The revenue is recognized at a point in time when the Company satisfies the performance obligation by transferring promised product to a customer upon acceptance by customers.

Revenue from battery cell trading

Revenue from battery cell trading is recognized on a net basis as the Company arranges the provision of products through third parties and does not control the specified products provided by the third parties before that products are transferred to the customers, and therefore, the Company acts as an agent. The revenue is recognized at a point in time when the Company satisfies performance obligations by arranging the transfer of a promised product to a customer and measured at fixed consideration which is determined as the difference between the sales price that the Company expects to receive in exchange for arranging promised products to the customer and the settlement price with the third-party suppliers.

Revenue from rentals of lithium batteries and e-bicycles

The Company provides lithium batteries and e-bicycles rental services via sublease agents and its own application named Yidianxing. The Company, as the lessor, recognizes revenue under ASC Topic 840.

For providing lithium batteries and e-bicycles rental services via sublease agents, the Company satisfies performance obligations over the rental period, which is usually one month, and recognizes revenue monthly.

For providing lithium batteries rental service via Yidianxing App, the Company derives rental service revenue from package fees paid by customers in exchange for a pre-determined maximum number of uses of the lithium battery during certain rental period, usually less than a month. The rental service revenue is recognized for each use of lithium battery when the battery is returned to the Company. The unused package fees paid are recognized as revenue at the expiry of the rental period.

For providing e-bicycles rental service via Yidianxing App, the Company derives rental service revenue from package fees paid by customers in exchange for unlimited number of uses of the e-bicycles during certain rental period, usually less than three months. The rental service revenue is recognized on a straight-line basis over the rental period.

Contract liabilities primarily consist of advances from customers, which comprises unamortized lithium batteries and e-bicycles rental service. As of September 30, 2019 and 2020, the Company recognized advances from customers amounted to $111,606 and $155,378, respectively.

The revenue from sales of self-manufactured battery cells are revenue from the Company’s discontinued operation, and are represented separately in the Consolidated Statements of Income for the years ended September 30, 2018, 2019 and 2020 (see Note 12 Discontinued Operation). The following table identifies the disaggregation of the Company’s revenue from continuing operations for the years ended September 30, 2018, 2019 and 2020, respectively:

	For the years ended September 30,
	2018	2019	2020
Revenues from continuing operations:
Sales of battery packs and e-bicycles	$550,381	$171,464	$14,313,446
Battery cell trading	-	1,186,185	-
Others	-	13,552	929,836
Revenue accounted for under ASC Topic 606	550,381	1,371,201	15,243,282
Rental of lithium battery and e-bicycles	2,641,179	3,823,058	1,595,226
Revenue accounted for under ASC Topic 840	2,641,179	3,823,058	1,595,226
Net revenues	$3,191,560	$5,194,259	$16,838,508

Timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable represent revenue recognized for the amounts invoiced and/or prior to invoicing when the Company has satisfied its performance obligation and has unconditional right to the payment. The Company has no contract assets as of September 30, 2019 and 2020.

The Company applied a practical expedient to expense costs as incurred for costs to obtain a contract with a customer when the amortization period would have been one year or less. The Company has no material incremental costs of obtaining contracts with customers that the Company expects the benefit of those costs to be longer than one year.

Cost of Revenue
(o)	Cost of Revenue
Cost of revenue consists primarily of cost of products, labor cost, rental fees of e-bicycles, depreciation, maintenance, and other overhead expenses.
Income Taxes
(p)	Income Taxes

The Company accounts for income taxes using the asset/liability method prescribed by ASC 740 Income Taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures. The Company’s operating subsidiaries in PRC are subject to examination by the relevant tax authorities. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB100,000 ($14,138). In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred.

Foreign Currency Translation
(q)	Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar (“USD” or “$”). The functional currency of subsidiaries, VIE and VIE’s subsidiaries located in China is the Chinese Renminbi (“RMB”), the functional currency of subsidiaries located in Hong Kong is the Hong Kong dollars (“HK$”). For the entities whose functional currency is the RMB and HK$, result of operations and cash flows are translated at average exchange rates during the period, assets, liabilities and receivables from a shareholder in equity are translated at the unified exchange rate at the end of the period, and except for receivables from a shareholder, other equity items are translated at historical exchange rates. As a result, amounts relating to assets and liabilities reported on the statements of cash flows may not necessarily agree with the changes in the corresponding balances on the balance sheets. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive loss in the consolidated statements of comprehensive income.

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date with any transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred.

The Consolidated Balance Sheets amounts, with the exception of equity, on September 30, 2019 and 2020 were translated at RMB7.0729 to $1.00 and at RMB6.7896 to $1.00, respectively. Equity accounts were stated at their historical rates. The average translation rates applied to Consolidated Statements of Income and Cash Flows for the years ended September 30, 2018, 2019 and 2020 were RMB6.5516 to $1.00, RMB6.8698 to $1.00 and RMB7.0056 to $1.00, respectively.

Non-controlling Interest
(r)	Non-controlling Interest

A non-controlling interest in a subsidiary of the Company represents the portion of the equity (net assets) in the subsidiary not directly or indirectly attributable to the Company. Non-controlling interests are presented as a separate component of equity on the Consolidated Balance Sheets and net income and other comprehensive income attributable to non-controlling shareholders are presented as a separate component on the Consolidated Statements of Income.

Segment Reporting
(s)	Segment Reporting

The Company has organized its operations into three operating segments. The segments reflect the way the Company evaluates its business performance and manages its operations by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Company’s CODM has been identified as the chief executive officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

The Company has determined that it operates in three operating segments: (1) Battery cells and packs segment, (2) rental segment and (3) e-bicycles sales segment. The Company’s reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies.

As the Company’s long-lived assets are substantially all located in the PRC and all of the Company’s revenue and expense are derived from within the PRC, no geographical segments are presented.

Net Income Per Share
(t)	Net Income Per Share

Basic income per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding for the period. Diluted income per share is calculated by dividing net income attributable to ordinary shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potentially dilutive shares are excluded from the computation if their effect is anti-dilutive.

Comprehensive Income
(u)	Comprehensive Income

Comprehensive income is comprised of the Company’s net income and other comprehensive income (loss). The components of other comprehensive loss consist solely of foreign currency translation adjustments.

Commitments and Contingencies
(v)	Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. If a potential material loss contingency is not probable but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss if determinable and material, is disclosed. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Recent Accounting Standards
(w)	Recent Accounting Standards

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies.

In February 2016, FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. In July 2018, ASU 2016-02 was updated with ASU 2018-11, Targeted Improvements to ASC Topic 842, which provides entities with relief from the costs of implementing certain aspects of the new leasing standard. Specifically, under the amendments in ASU 2018-11, (1) entities may elect not to recast the comparative periods presented when transitioning to ASC 842 and (2) lessors may elect not to separate lease and non-lease components when certain conditions are met. In November 2019, ASU 2019-10, Codification Improvements to ASC 842 modified the effective dates of all other entities. In June 2020, ASU 2020-05 defer the effective date for one year for entities in the “all other” category. For all other entities, the amendments in ASU 2020-05 are effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. Early application of the guidance continues to be permitted. The Company will adopt ASU 2016-02 from October 1, 2022 and will use the additional modified retrospective transition method provided by ASU No. 2018-11 for the adoption. The Company is in the process of evaluating the effect of the adoption of this ASU.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard. For all other entities, the amendments for ASU 2016-13 are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. Adoption of the ASUs is on a modified retrospective basis. The Company will adopt ASU 2016-13 from October 1, 2023. The Company is in the process of evaluating the effect of the adoption of this ASU.

Other accounting standards that have been issued by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Company does not discuss recent standards that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.